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AMERICA • ASIA PACIFIC • EUROPE

February 7, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement of Victory Portfolios IV on Form N-14

Ladies and Gentlemen:

On behalf of Victory Portfolios IV (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) Pre-effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”).

The purpose of the Amendment is to make changes in response to the staff of the Commission’s comments to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on January 31, 2025 (the “N-14”), which were provided on February 6, 2025, and to which the Registrant has responded by letter dated February 7, 2025 and filed on EDGAR. Once effective, the Amendment will register shares to be issued in a proposed reorganization of each Acquired Fund identified below into the corresponding Acquiring Fund, each a series of the Registrant, identified below.

Acquired Fund	Acquiring Fund, each a series of Victory
Portfolios IV
Pioneer AMT-Free Municipal Fund, a series	Victory Pioneer AMT-Free Municipal Fund
of Pioneer Series Trust II
Pioneer Balanced ESG Fund, a series of	Victory Pioneer Balanced Fund
Pioneer Series Trust IV
Pioneer Bond Fund, a series of Pioneer Bond	Victory Pioneer Bond Fund
Fund
Pioneer CAT Bond Fund, a series of Pioneer	Victory Pioneer CAT Bond Fund
Series Trust VII
Pioneer Core Equity Fund, a series of	Victory Pioneer Core Equity Fund
Pioneer Series Trust XI
Pioneer Active Credit Fund, a series of	Victory Pioneer Active Credit Fund
Pioneer Series Trust X

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

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Pioneer Disciplined Growth Fund, a series of	Victory Pioneer Disciplined Growth Fund
Pioneer Series Trust XII
Pioneer Disciplined Value Fund, a series of	Victory Pioneer Disciplined Value Fund
Pioneer Series Trust III
Pioneer Equity Income Fund, a series of	Victory Pioneer Equity Income Fund
Pioneer Equity Income Fund
Pioneer Equity Premium Income Fund, a	Victory Pioneer Equity Premium Income
series of Pioneer Series Trust VI	Fund
Pioneer Floating Rate Fund, a series of	Victory Pioneer Floating Rate Fund
Pioneer Series Trust VI
Pioneer Fund, a series of Pioneer Fund	Victory Pioneer Fund
Pioneer Fundamental Growth Fund, a series	Victory Pioneer Fundamental Growth Fund
of Pioneer Series Trust X
Pioneer Global Sustainable Equity Fund, a	Victory Pioneer Global Equity Fund
series of Pioneer Series Trust V
Pioneer Global Sustainable Growth Fund, a	Victory Pioneer Global Growth Fund
series of Pioneer Series Trust XIV
Pioneer Global Sustainable Value Fund, a	Victory Pioneer Global Value Fund
series of Pioneer Series Trust XIV
Pioneer High Income Municipal Fund, a	Victory Pioneer High Income Municipal
series of Pioneer Series Trust V	Fund
Pioneer High Yield Fund, a series of Pioneer	Victory Pioneer High Yield Fund
High Yield Fund
Pioneer International Equity Fund, a series	Victory Pioneer International Equity Fund
of Pioneer Series Trust VIII
Pioneer Intrinsic Value Fund, a series of	Victory Pioneer Intrinsic Value Fund
Pioneer Series Trust XIV
Pioneer Mid Cap Value Fund, a series of	Victory Pioneer Mid Cap Value Fund
Pioneer Mid Cap Value Fund
Pioneer Multi-Asset Income Fund, a series	Victory Pioneer Multi-Asset Income Fund
of Pioneer Series Trust IV
Pioneer Multi-Asset Ultrashort Income	Victory Pioneer Multi-Asset Ultrashort
Fund, a series of Pioneer Series Trust X	Income Fund
Pioneer Securitized Income Fund, a series of	Victory Pioneer Securitized Income Fund
Pioneer Series Trust IV
Pioneer Select Mid Cap Growth Fund, a	Victory Pioneer Select Mid Cap Growth
series of Pioneer Series Trust II	Fund
Pioneer Short Term Income Fund, a series of	Victory Pioneer Short Term Income Fund
Pioneer Short Term Income Fund
Pioneer Solutions - Balanced Fund, a series	Victory Pioneer Solutions - Balanced Fund
of Pioneer Asset Allocation Trust
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Pioneer Strategic Income Fund, a series of	Victory Pioneer Strategic Income Fund
Pioneer Series Trust XIV
Pioneer U.S. Government Money Market	Victory Pioneer U.S. Government Money
Fund, a series of Pioneer Money Market	Market Fund
Trust

If you have any questions concerning the filing, please call me at 212-839-8679.

Very truly yours,

/s/ Matthew J. Kutner

Matthew J. Kutner

Sidley Austin LLP, as counsel to the

Acquiring Funds

cc:Thomas Perna, Chair

Thomas Dusenberry, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Carol Trevino, Victory Capital Management Inc.

Patricia McClain, Victory Capital Management Inc.

Sean Fox, Victory Capital Management Inc.

Jay G. Baris, Sidley Austin LLP

John M. Ekblad, Sidley Austin LLP